Investments in Real Estate (Tables)	12 Months Ended
Dec. 31, 2013
Real Estate [Abstract]
Schedule Of Equity Method Investments And Consolidation Accounting Investments [Table Text Block]
The following table provides summary information regarding the Company’s in-service investments ($in thousands), which are either consolidated or presented on the equity method of accounting.

					Joint Venture Equity Investment Information
Multifamily Community Name/Location	Rentable Square Footage	Number of Units	Date Acquired	Property Acquisition Cost(1)	Gross Amount of Our Investment	Our Ownership Interest in Property Owner	Average Effective Monthly Rent Per Unit(2)	% Occupied as of December 31, 2013(3)
Springhouse at Newport News/ Newport News, Virginia	310,826	432	12/3/2009	$29,250	$2,670	38.25%	$800	92%
The Reserve at Creekside Village/ Chattanooga, Tennessee	211,632	192	3/31/2010	$14,250	$717	24.70%	$978	92%
The Estates at Perimeter/ Augusta, Georgia	266,148	240	9/1/2010	$24,950	$1,931	25.00%	$957	88%
Enders Place at Baldwin Park/ Orlando, Florida	234,600	198	10/02/2012	$25,100	$4,599	48.40%	$1,446	95%
MDA Apartments/Chicago, Illinois(4)	160,290	190	12/17/2012	$54,900	$6,098	35.31%	$2,152	89%
Total/Average	1,183,496	1,252		$148,450	$16,015		$6,333	91%

(1)	Property Acquisition Cost excludes acquisition fees and closing costs.
(2)
Average effective monthly rent per unit is equal to the average of (i) the contractual rent for commenced leases as of December 31, 2013 minus any tenant concessions over the term of the lease, divided by (ii) the number of units under commenced leases as of December 31, 2013. Total concessions for the year ended December 31, 2013 amounted to approximately $617,000.

(3)	Percent occupied is calculated as (i) the number of units occupied as of December 31, 2013, divided by (ii) total number of units, expressed as a percentage.
(4)	The rentable square footage for the MDA Apartments includes 8,200 square feet of retail space.